Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial assets at fair value through profit or loss
7.
Financial assets at fair value through profit or loss

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Current:
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	339,679	171,988
Valuation adjustment	20,281	(43,764)
	359,960	128,224

a)
Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	6,608	13,673	(75,211)
Beneficiary certificates*	18,077	2,530	5,807
Foreign partnership interests	(670)	(941)	—
	24,015	15,262	(69,404)

* Beneficiary certificates represent money market funds the Company held during the reporting period. As of December

31, 2020, 2021 and 2022, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).

b)
No financial assets at FVTPL were pledged to others.
c)
Information relating to price risk of financial assets at FVTPL is provided in Note 41 a).